Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
WILLIAM BLAIR FUNDS
William Blair Global Leaders Fund
Supplement dated September 9, 2024 to Prospectus dated May 1, 2024
Effective immediately, the information below replaces similar disclosure in the Prospectus under “William Blair Global Leaders Fund – Summary – Principal Investment Strategies.”
PRINCIPAL INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least 80% of its total assets in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), issued by companies of all sizes worldwide that the Adviser believes have above-average growth, profitability and quality characteristics. The Adviser seeks investment opportunities in companies at different stages of development, ranging from large, well-established companies to smaller companies at earlier stages of development, that are leaders in their country, industry or globally in terms of products, services or execution. The Fund’s investments are normally allocated among at least six different countries. Under normal market conditions, at least 40% of the Fund’s assets will be invested in companies located outside the United States. The Fund’s investments in foreign securities may be lower if deemed appropriate by the Adviser, but such investments may not be lower than 30% of the Fund’s assets. Normally, the Fund’s investments will be divided among the United States, Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. The Fund may invest the greater of 30% of its net assets or twice the emerging markets component of the MSCI All Country World Investable Market Index (IMI) (net) in emerging markets, which include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries.
Effective immediately, “Geographic Risk” under “Principal Risks” is revised to reflect that the Global Leaders Fund has no limitation on the percentage of its assets that may be invested in securities of issuers in any one country.

William Blair Global Leaders Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
WILLIAM BLAIR FUNDS
William Blair Global Leaders Fund
Supplement dated September 9, 2024 to Prospectus dated May 1, 2024
Effective immediately, the information below replaces similar disclosure in the Prospectus under “William Blair Global Leaders Fund – Summary – Principal Investment Strategies.”
PRINCIPAL INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least 80% of its total assets in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), issued by companies of all sizes worldwide that the Adviser believes have above-average growth, profitability and quality characteristics. The Adviser seeks investment opportunities in companies at different stages of development, ranging from large, well-established companies to smaller companies at earlier stages of development, that are leaders in their country, industry or globally in terms of products, services or execution. The Fund’s investments are normally allocated among at least six different countries. Under normal market conditions, at least 40% of the Fund’s assets will be invested in companies located outside the United States. The Fund’s investments in foreign securities may be lower if deemed appropriate by the Adviser, but such investments may not be lower than 30% of the Fund’s assets. Normally, the Fund’s investments will be divided among the United States, Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. The Fund may invest the greater of 30% of its net assets or twice the emerging markets component of the MSCI All Country World Investable Market Index (IMI) (net) in emerging markets, which include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries.
Effective immediately, “Geographic Risk” under “Principal Risks” is revised to reflect that the Global Leaders Fund has no limitation on the percentage of its assets that may be invested in securities of issuers in any one country.